Lord Abbett

All Value Fund
Alpha Fund
International Fund
World Bond-Debenture Fund

[GRAPHIC OMITTED]

2001
SEMIANNUAL
REPORT

For the Six-Month Period
Ended April 30, 2001

"For Lord Abbett to have achieved five places on the elite `Best in Class' list is truly a mark of distinction."

                               [GRAPHIC OMITTED}


Lord Abbett is proud to announce to shareholders that five of our mutual funds, including the Lord Abbett All Value Fund (formerly known as Growth &Income Series), won Mutual Funds' 2001 "Best in Class" awards for their superior risk-adjusted performance.*

The magnitude of this achievement is perhaps best summed up by John Curran, Managing Editor of Mutual Funds. "For Lord Abbett to have achieved five places on the elite `Best in Class' list is truly a mark of distinction," said Curran. "This is an extraordinarily difficult list for a fund to get on. For a firm to have one fund make the list is great; to place five funds across several categories is a remarkable accomplishment."

We attribute this recognition to the hard work and dedication of our investment management research teams. You can be confident that the same investment diligence is applied in the management of all our Funds as we strive to achieve strong risk-adjusted returns for shareholders.

* The Mutual Funds "Best in Class" awards are awarded to funds with a three-year history based on two superior risk-adjusted ratings: the Morningstar Category Rating and the Sharpe Ratio.

For complete information about any Lord Abbett Fund including, risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor llc at 800-874-3733 for a Prospectus. Please review it carefully before investing.

Report to shareholders
market review
For the six-month period ended April 30, 2001

Dear Shareholders: We are pleased to provide you with this six-month overview of your Fund's strategies and performance for the period ended April 30, 2001. On this and the following pages, the senior members of the Funds' investment teams discuss the factors that influenced each Fund's results.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

--------------------------------------------------------------------------------
In this review:

o Technology stocks continue to fall.

o Stock market volatility continues.

o Fed lowers rates.

The end of 2000, the beginning of the Funds' fiscal periods, brought a further unraveling of the myth that high-growth, "new economy" technology stocks were immune to valuation concerns, as investors shunned those issues in favor of more attractively valued companies with healthy balance sheets, real earnings and more realistic earnings forecasts. Overall, however, the end of the year proved to be a "mixed bag" of winners and losers. Telecommunications stocks joined technology as one of the hardest hit sectors. On the other hand, the broad financial services sector fared well in anticipation of reductions in short-term interest rates. The healthcare sector also performed well in the last few months of 2000. In the small-cap arena, volatility continued to plague growth stocks, while small value stocks did well. The stocks that fared the best at year-end were the more "defensive" names in noncyclical sectors (e.g., foods, drugs and healthcare)--those in which investors were confident that earnings expectations would be met.

    The new calendar year opened with a classic January effect-type rally, where stocks that performed poorly at the end of last year bounced back. Although small- and mid-sized company stocks are generally more likely to feel this effect, it was actually the stocks issued by many companies in the technology sector that enjoyed good performance in January relative to last year. At the same time, healthcare stocks took an unexpected downturn, dropping roughly 10%. This situation reversed itself in February, when earnings preannouncements hinted at difficulties for many tech companies, whose stocks subsequently lost ground. The small-cap growth sector of the market remained turbulent as investors focused on earnings disappointments and a slowing U.S. economy. Although most of the headline-grabbing announcements on earnings or management changes came from large-cap companies or technology concerns, small-cap growth stocks were not immune, playing a large part in the overall roller coaster-ride environment plaguing the stock markets in the beginning of this year. In the small-cap value sector, as in other areas of the market, companies with solid fundamentals, steadily growing earnings and reasonable earnings forecasts were the period's outperformers. In addition, investors no longer shunned small-cap stocks in favor of large caps, as was the case for most of the 1990s. As a result, small-cap value was a relatively good place to be.


Table of Contents

All Value Fund-- 3
Schedule of Investments-- 4

Alpha Fund-- 7
Schedule of Investments-- 9

International Fund-- 10
Schedule of Investments-- 12

World Bond-
Debenture Fund-- 13
Schedule of Investments-- 14


Data on All Funds
Statements of Assets
and Liabilities-- 17
Statements of Operations-- 18
Statements of Changes
in Net Assets-- 19
Financial Highlights-- 21
Notes to Financial Statements-- 30

"Investors shunned [technology] issues in favor of more attractively valued companies..."

    In the international securities markets, stocks of small international companies fell sharply at the end of 2000 due to investors' aversion to tech stocks, capping off an overall volatile year for small-cap international issues. Difficulties continued into 2001, as Europe suffered a series of downward revisions in both corporate earnings and economic growth projections. In Japan, declining Gross Domestic Product (GDP) growth and indecisive political leadership led to a sinking market. Canada's equity market generally tracked declining U.S. stocks, and the first few months of 2001 were characterized by continued volatility for small-cap international stocks due to a combination of their generally lower liquidity and higher weightings in the various technology sectors.

    In the global debt markets, signs of a decelerating global economy emerged in late 2000 as monetary tightening by central banks around the world began to take hold. A combination of rising interest rates, restricted credit access and higher energy prices resulted in a difficult global debt market as 2000 ended, particularly for high-yield bonds. The tide turned a bit at the onset of the new year, when the U.S. Federal Reserve Board began reducing short-term rates and the interest-rate differential between the United States and Europe narrowed. This led investors to perceive European assets as more competitive in capital markets and, consequently, strengthened European bonds. Elsewhere, under intense political pressure, the Bank of Japan announced a dramatic policy change to confront an increasingly deflationary economic environment. Instead of focusing on interest rates, the central bank decided to increase money supply in an attempt to boost consumption and return to zero inflation. Although the merits of this course were widely debated, Japanese government bond prices enjoyed some appreciation from this decision. The following is a discussion of each portfolio's strategy for the first six months of the fiscal period.

[PHOTO]

Senior Investment Team Members from left to right:
Robert G. Morris, Robert P. Fetch, Daniel Frascarelli, and Gerard Heffernan

[GRAPHIC OMITTED]

Lord Abbett All Value Fund
Formerly Growth & Income Series
For the six-month period ended April 30, 2001

In this letter:

o Portfolio flexibility offers opportunity.

o Portfolio positioned well for tech slump.

o Energy holdings consistently support
   performance.


The Fund posted positive returns for the first six months of the fiscal year (+1.3%, Class C shares) outperforming its benchmark, the S&P 500/ Barra Value Index(3) (-0.4%). In addition, we are also pleased to report that the Fund has significantly outperformed its peer group, the Lipper Large-Cap Value Fund Average for six months, three years and for the life of the Fund. Beginning the period under review, the Fund was well positioned to weather the downturn in technology and telecommunications stocks since we had previously sold off many of these holdings. This move buoyed the Fund's performance at the end of 2000, as did its overweighting in the healthcare sector, which benefited from a favorable business environment at the end of last year. At that time, the Fund also reaped strong returns from select property and casualty insurance holdings as these stocks rebounded from a seven-year slump. Select stocks of companies in the energy and diversified industrial sectors also contributed solid returns at the beginning of the period under review.

    Conversely, the Fund gave back some performance in the first few months of 2001. This was due to our overweighting in consumer noncyclical stocks, such as healthcare, which suffered an unanticipated drop early in the year. The portfolio's underweight position in consumer cyclical stocks, like retail, also detracted from performance, as these stocks fared better than we expected in early 2001. On the positive side, our overall underweighting in technology company stocks continued to support performance through the latter part of the fiscal period, as did select holdings of energy companies.

    Earlier this year, we decided to take advantage of the portfolio's flexibility to invest in opportunities offered by mid- and small-cap stocks, many of which we believe offer attractive valuations. To better reflect this, the Fund was renamed Lord Abbett All Value Fund, which more accurately describes the portfolio's flexibility.


                  Class A  Class B   Class C
--------------------------------------------
 Net asset value   $10.76   $10.65    $10.61
--------------------------------------------
       Dividends   $0.031   $0.003    $0.004
--------------------------------------------
   Capital gains   $0.881   $0.881    $0.881
--------------------------------------------
 Total returns(1)   1.52%    1.16%     1.27%
--------------------------------------------
Six-month period ended April 30, 2001


(1) Reflects the percent change in net asset value and includes the reinvestment of all distributions. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current Prospectus.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(2) Source: Lipper Inc.(C)2001 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(3) The S&P 500/Barra Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains firms with lower price-to-book ratios; conversely, the Growth Index has firms with higher price-to-book ratios. The indexes are unmanaged, do not reflect the deduction of fees and expenses, and are not available for direct investments.


                               Schedule of Investments (unaudited)
                               All Value Fund (formerly Growth & Income Series) April 30, 2001




                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks 94.94%
------------------------------------------------------------------------------------------------------------------------------------
Air Transport 1.27%            Alaska Air Group, Inc.                                                         26,100     $   734,715
                               AMRCorp.                                                                       27,500       1,048,025
                               Southwest Airlines Co.                                                        111,750       2,034,968
                                                                                                                         -----------
                               Total                                                                                       3,817,708
------------------------------------------------------------------------------------------------------------------------------------
Aluminum 2.20%                 Alcoa, Inc.                                                                   160,000       6,624,000
------------------------------------------------------------------------------------------------------------------------------------
Automobiles 0.36%              General Motors Corp.                                                           19,702       1,079,867
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market 0.94% Superior Industries Intl., Inc.                                                70,000       2,817,500
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original
Equipment 1.65%                Borg Warner, Inc.                                                              45,000       2,003,850
                               Eaton Corp.                                                                    40,000       2,944,400
                                                                                                                         -----------
                               Total                                                                                       4,948,250
------------------------------------------------------------------------------------------------------------------------------------
Auto: Trucks & Parts 0.68%     Oshkosh Truck Corp.                                                            52,200       2,034,756
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City 1.79%     Bank of New York Co., Inc.                                                     64,000       3,212,800
                               J.P. Morgan Chase & Co.                                                        45,000       2,159,100
                                                                                                                         -----------
                               Total                                                                                       5,371,900
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside
New York City 7.98%            Bank One Corp.                                                                 80,040       3,023,110
                               Cullen/Frost Bankers, Inc.                                                     35,000       1,120,000
                               Doral Financial Corp.                                                          41,700       1,351,080
                               First Tennessee National Corp.                                                 50,000       1,633,500
                               First Union Corp.                                                              30,400         911,088
                               FleetBoston Financial Corp.                                                   100,061       3,839,341
                               M&T Bank Corp.                                                                 34,920       2,498,526
                               Mellon Financial Corp.                                                        103,300       4,228,069
                               Wells Fargo & Co.                                                             113,600       5,335,792
                                                                                                                         -----------
                               Total                                                                                      23,940,506
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Wineries 0.13%       Constellation Brands, Inc.*                                                     5,900         384,975
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks 2.53%    Diageo plc ADR                                                                 77,000       3,226,300
                               PepsiCo, Inc.                                                                 100,000       4,381,000
                                                                                                                         -----------
                               Total                                                                                       7,607,300
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &
Production 0.64%               Baxter International, Inc.                                                     21,000       1,914,150
------------------------------------------------------------------------------------------------------------------------------------
Chemicals 2.73%                Dow Chemical Co.                                                              110,913       3,710,040
                               Praxair, Inc.                                                                  95,000       4,496,350
                                                                                                                         -----------
                               Total                                                                                       8,206,390
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media 0.44%   AOL Time Warner, Inc.*                                                         26,450       1,335,725
------------------------------------------------------------------------------------------------------------------------------------
Communications
Technology 0.50%               CommScope, Inc.*                                                               80,000       1,510,400
------------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &
Systems 1.36%                  American Management Systems, Inc.*                                            110,000       2,315,500
                               Keane, Inc.                                                                   100,000       1,775,000
                                                                                                                         -----------
                               Total                                                                                       4,090,500
------------------------------------------------------------------------------------------------------------------------------------
Computer Technology 1.87%      International Business Machines Co.                                            19,500       2,245,230
                               Unisys Corp.                                                                  155,000       1,866,200
                               Zebra Technologies Corp.*                                                      35,000       1,514,100
                                                                                                                         -----------
                               Total                                                                                       5,625,530
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products 1.11%        International Flavors & Fragrances, Inc.                                      135,000       3,337,200

                       See Notes to Financial Statements.

4


                               Schedule of Investments (unaudited)(continued)
                               All Value Fund (formerly Growth & Income Series) April 30, 2001




                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:
Paper & Plastic 0.37%          Pactiv Corp.*                                                                  80,000     $ 1,118,400
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial
Services 4.01%                 Citigroup, Inc.                                                                92,500       4,546,375

                               MetLife, Inc.                                                                 150,000       4,350,000
                               Morgan Stanley Dean Witter &Co.                                                50,000       3,139,500
                                                                                                                         -----------
                               Total                                                                                      12,035,875
------------------------------------------------------------------------------------------------------------------------------------
Diversified
Manufacturing 1.08%            American Standard Cos, Inc.*                                                   40,000       2,410,000

                               Engelhard Corp.                                                                32,500         835,575
                                                                                                                         -----------
                               Total                                                                                       3,245,575
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals 6.29%  American Home Products Corp.                                                   47,000       2,714,250
                               Bristol-Myers Squibb Co.                                                       55,500       3,108,000
                               Merck & Co., Inc.                                                              45,000       3,418,650
                               Mylan Laboratories, Inc.                                                      145,000       3,877,300
                               Schering-Plough Corp.                                                         150,000       5,781,000
                                                                                                                         -----------
                               Total                                                                                      18,899,200
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household
Appliances 0.60%               Maytag Corp.                                                                   52,200       1,813,950
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semiconductors /
Components 0.52%               Texas Instruments, Inc.                                                        40,700       1,575,090
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology 0.68%  Sensormatic Electronics Corp.                                                 140,000       2,030,000
------------------------------------------------------------------------------------------------------------------------------------
Engineering &
Contracting Services 1.03%     Jacobs Engineering Group, Inc.                                                 46,900       3,091,648
------------------------------------------------------------------------------------------------------------------------------------
Entertainment 1.65%            Viacom, Inc.*                                                                  95,000       4,945,700
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing
Services & Systems 0.79%       First Data Corp.                                                               35,000       2,360,400
------------------------------------------------------------------------------------------------------------------------------------
Foods 0.98%                    General Mills, Inc.                                                            74,500       2,936,045
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Management
Services 0.76%                 UnitedHealth Group, Inc.                                                       35,000       2,291,800
------------------------------------------------------------------------------------------------------------------------------------
Household Equipment
& Products 1.09%               The Stanley Works                                                              90,000       3,262,500
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings 1.08%    Newell Rubbermaid, Inc.                                                       120,000       3,235,200
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line 0.96%    CIGNA Corp.                                                                    27,000       2,880,900
------------------------------------------------------------------------------------------------------------------------------------
Insurance:
Property-Casualty 0.37%        ACE Ltd.                                                                      30,800        1,099,560
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural 1.57%  Deere & Co.                                                                   115,000       4,723,050
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well
Equipment & Services 0.57%     Global Industries Ltd.*                                                       106,600       1,703,468
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental
Instruments &
Supplies 2.76%                 Becton Dickinson & Co.                                                        120,000       3,882,000
                               Boston Scientific Corp.*                                                      170,000       2,699,600
                               St. Jude Medical, Inc.                                                         30,000       1,717,500
                                                                                                                         -----------
                               Total                                                                                       8,299,100
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain

Processing 1.03%               Archer-Daniels-Midland Co.                                                    260,000       3,096,600
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Equipment 1.55%  W.W.Grainger, Inc.                                                            120,000       4,653,600
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &
Processing 0.09%               Rogers Corp.                                                                   10,000         285,000
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies 6.73%   Fortune Brands, Inc.                                                           80,000       2,492,000


                       See Notes to Financial Statements.

                                                                               5


                               Schedule of Investments (unaudited)(continued)
                               All Value Fund (formerly Growth & Income Series) April 30, 2001




                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
                               Illinois Tool Works, Inc.                                                      55,000     $ 3,485,900
                               ITT Industries, Inc.                                                           63,000       2,776,410
                               Johnson Controls, Inc.                                                         70,000       5,068,000
                               Minnesota Mining &Manufacturing Co.                                            39,800       4,736,598
                               Teleflex, Inc.                                                                 33,900       1,658,049
                                                                                                                         -----------
                               Total                                                                                      20,216,957
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling 1.07%        Transocean Sedco Forex,Inc.                                                    59,118       3,208,925
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers 1.56%     Forest Oil Corp.                                                               75,000       2,441,250
                               Stone Energy Corp.*                                                            45,000       2,236,500
------------------------------------------------------------------------------------------------------------------------------------
                               Total                                                                                       4,677,750
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic 2.17% Chevron Corp.                                                                  67,500       6,517,800
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                BP Amoco plc ADR                                                              100,068       5,411,677
International 6.24%            Exxon Mobil Corp.                                                             150,606      13,343,692
                                                                                                                         -----------
                               Total                                                                                      18,755,369
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings 1.18%        The Valspar Corp.                                                             115,000       3,553,500
------------------------------------------------------------------------------------------------------------------------------------
Paper 2.25%                    Bowater, Inc.                                                                  56,800       2,754,800
                               International Paper Co.                                                       102,264       4,006,704
                                                                                                                         -----------
                               Total                                                                                       6,761,504
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers 0.58%   Tribune Co.                                                                    41,700       1,757,238
------------------------------------------------------------------------------------------------------------------------------------
Railroads 1.61%                Burlington Northern Santa Fe Corp.                                            165,000       4,851,000
------------------------------------------------------------------------------------------------------------------------------------
Retail 1.64%                   J.C. Penney Co., Inc.                                                         105,000       2,127,300
                               Target Corp.                                                                   72,700       2,795,315
                                                                                                                         -----------
                               Total                                                                                       4,922,615
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial 1.71%     Waste Management, Inc.                                                        210,000       5,126,100
------------------------------------------------------------------------------------------------------------------------------------
Transportation:
Miscellaneous 0.71%            United Parcel Service, Inc.                                                    37,000       2,125,650
------------------------------------------------------------------------------------------------------------------------------------
Truckers 0.48%                 Swift Transportation Co., Inc.*                                                80,000       1,456,800
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical 3.56%    Dominion Resources, Inc.                                                       68,500       4,691,565
                               Duke Energy Corp.                                                              98,500       4,605,860
                               NiSource, Inc.                                                                 47,348       1,409,550
                                                                                                                         -----------
                               Total                                                                                      10,706,975
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines 1.38% El Paso Corp.                                                                  60,044       4,131,027
------------------------------------------------------------------------------------------------------------------------------------
Utilities:
Telecommunications 4.06%       Alltel Corp.                                                                   51,900       2,834,259
                               BellSouth Corp.                                                                55,000       2,307,800
                               SBC Communications, Inc.                                                       90,000       3,712,500
                               Verizon Communications                                                         35,000       1,927,450
                               WorldCom, Inc.*                                                                78,262       1,428,281
                                                                                                                         -----------
                               Total                                                                                      12,210,290
------------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stocks (Cost $234,821,167)                                                   285,208,818
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 5.31%                                                                        Principal Amount

------------------------------------------------------------------------------------------------------------------------------------
                               American Express Credit Corp. 4.69% due 5/1/2001                          $13,520,000      13,520,000
                               Citigroup, Inc. 4.69% due 5/1/2001                                          2,436,000       2,436,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Investments (Cost $15,956,000)                                            15,956,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments 100.25%(Cost $250,777,167)                                             $301,164,818
------------------------------------------------------------------------------------------------------------------------------------
                               * Non-income producing security.
                                  ADR - American Depository Receipt.

                       See Notes to Financial Statements.

                                [PHOTO OMITTED]

Senior Investment Team Members from left to right: Robert P. Fetch, Ingrid Holm, Stephen J. McGruder, and Robert G. Morris

Lord Abbett Alpha Fund
For the six-month period ended April 30, 2001


In this letter:

o  Consumer products stocks perform best.

o  Difficult global market environment continues.

o  Careful stock picking key to future gains.

The environment for small-company stocks during the first six months of the Fund's fiscal year remained difficult. The Alpha Fund return of -9.5%, Class A shares, held up better than its peer group, the Lipper Average Global Small-Cap Fund,(2) which was -12.7% in the same six-month period. Lord Abbett Alpha Fund is a Fund of Funds. Following is a discussion of the Funds in which the Alpha Fund invests.

Lord Abbett Small-Cap Value Fund (approximately 37% of the Alpha Fund portfolio). The Small-Cap Value Fund posted strong results (+15.0%)(3) for the six-month period ended April 30, 2001, outperforming its benchmark, the Russell 2000(R) Value Index(4) (+14.6%). Overall, the Fund benefited from the market's shift in investment focus away from momentum investing and a return to stock picking based on attractive valuations. Stocks issued by companies in consumer staples (e.g., foods, drugs and healthcare) were the portfolio's best-performing industry sector in the period; healthcare stocks were also large contributors to the Fund's performance. Other strong performers included stocks of select companies in economically sensitive industries such as aerospace, packaging and apparel/retail. As market volatility increased toward the end of the period, however, some of our holdings in these sectors gave back some performance.

    The small-cap technology sector continued to suffer fallout created by disappointing earnings reports chiefly from large-cap companies. We took advantage of the general technology sell-off to initiate investments in several companies with exceptional growth prospects and solid fundamentals that we believed were selling at deep discounts. Late in the period, technology stocks bounced off a bottom and their valuations became relatively less attractive. Elsewhere, we were underweight relative to the Index in interest-rate sensitive areas such as financial services; this was advantageous late in the period when these stocks under performed.

     Alpha Fund
-----------------------------------------------
                    Class A  Class B   Class C
-----------------------------------------------
  Net asset value    $15.16   $15.03    $15.02
-----------------------------------------------
        Dividends    $0.298   $0.196    $0.195
-----------------------------------------------
    Capital gains    $0.327   $0.327    $0.327
-----------------------------------------------
 Total returns(1)    -9.54%   -9.91%    -9.86%
-----------------------------------------------
Six-month period ended April 30, 2001


(1) Reflects the percent change in net asset value and includes the reinvestment of all distributions. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current Prospectus.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

    Detracting slightly from performance was the Fund's overweight allocation to companies in the materials and processing sector relative to the Value Index, as that sector underperformed during the period. Performance was hampered as well by our underweighting in the stocks of consumer discretionary companies, as that sector outperformed during the period.

     Looking ahead, investors remain uncertain about the outlook for corporate profits. We remain cautious in terms of prospects for an economic recovery, which we believe may be more muted and further out than many in the investment community currently expect. In this environment, we anticipate further buying opportunities in the stocks of companies with sound fundamentals in a variety of sectors.

Lord Abbett Developing Growth Fund (approximately 27% of the Alpha Fund portfolio). The Fund outperformed its benchmark during the first six months of the fiscal year through April 30, 2001. Although the Fund's return was negative (-14.1%),(3) it held up better than the Russell 2000(R) Growth Index(4)
(-17.3%). Stocks of technology companies experienced the most significant declines as investors responded to highly publicized earnings disappointments, especially from large-cap technology companies. Relative to the Index, the portfolio was underweighted in technology stocks due to our concerns over valuations in the sector as a whole.

    In general, the stocks that performed the best in the portfolio were those of consumer products companies; investors expect demand for basic food and healthcare products, for example, to remain strong, even in a slowing economy. The healthcare sector, in particular, provided gains in select company stocks. The stocks of small companies offering temporary staffing and accounts receivable management also contributed to performance as a difficult economy increased demand for these services. Also adding performance to the portfolio were the stocks of small firms engaged in education and training services, necessary to maintain the core competency of employees in larger companies in the service economy.

    Performance in the retail sector was volatile, producing some of the portfolio's largest gains and deepest losses in the period, as investors bought retail stocks during periods of technology downturns, only to sell retail and buy technology when the trend reversed. Careful stock picking was the key to gains in this sector.

    In the near term, reduced earnings and negative investor sentiment continue to weigh on the small-cap growth sector. Looking ahead, however, opportunities for small-cap companies with attractive valuations and solid business models should become apparent. Generally, a lower interest rate environment provides a positive investment backdrop for the small-cap growth area. In our view, investing in companies with solid fundamentals offers the strongest potential for long-term performance under all market conditions.

International  Fund -  Approximately  36% of the Alpha Fund  portfolio (see page
10).


(2) Source: Lipper Inc.(C)2001 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(3) Reflects the percent change in net asset value for Class Y shares and includes the reinvestment of all distributions.

(4) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Conversely, the Russell 2000(R) Value Index measures the performance of those firms with lower price-to-book ratios and lower growth values. The indexes are unmanaged, do not reflect the deduction of fees and expenses, and are not available for direct investments.


                               Schedule of Investments (unaudited)
                               Alpha FUND April 30, 2001


                               Investments                                                                   Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Underlying Funds 99.07%
------------------------------------------------------------------------------------------------------------------------------------
                               Lord Abbett Developing Growth Fund, Inc. - Class Y                          3,455,834    $ 51,180,908
                               Lord Abbett Research Fund - Small-Cap Value Fund - Class Y                  3,157,462      71,358,635
                               Lord Abbett Securities Trust - International Fund - Class Y                 6,273,640      66,751,531
                                                                                                                        ------------
                               Total Investments in Underlying Funds (Cost $194,341,396)                                 189,291,074
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 0.26%                                                                        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
                               American Express Credit Corp. 4.69% due 5/1/2001 (Cost $490,000)             $490,000         490,000
                               Total Investments 99.33% (Cost $194,831,396)                                             $189,781,074




                       See Notes to Financial Statements

                                [PHOTO OMITTED]

Senior Investment Team Members:  Ingrid Holm and Robert G. Morris

Lord Abbett International Fund
For the six-month period ended April 30, 2001

In this letter:

o  Difficult global market environment prevails.

o  Fund benefits from brief tech rally in April.

o  Fundamentals remain our focus.


"We will continue to examine stocks on a bottom-up basis, trying to find companies that are fundamentally sound and that we believe will provide favorable long-term investment opportunities."


The first six months of the fiscal year was a difficult time for Lord Abbett International Fund. Although the Fund's benchmark--the MSCI World Ex U.S. Index(1)--was down 8.6%, the Fund was down 26.9% (Class A shares). The Fund's under performance was attributable to several factors.

    Throughout most of the period, the portfolio's U.K. and European positions detracted from performance. In addition, our relative underweight in more traditional defensive sectors, which held up better than the overall market, such as engineering, basic materials and biotechnology, also hurt perfor mance. On the positive side, certain stocks in the portfolio benefited from cost-cutting moves. Moreover, small-cap stocks held up early in 2001 better than their larger rivals as investors focused on the ongoing series of profit downgrades for many large companies. However, as the end of the six-month period neared, continued investor pessimism saw international small-cap stocks in general follow the broader markets lower during February and March, with relatively volatile day-to-day price changes exaggerated by low trading volumes.

    For the month of April, however, the Fund was up 11.3%. We attribute this strong performance to a rally in the technology sector--as good news on fundamentals for many companies in this sector emerged, and many companies restructured their inventories and corporate balance sheets. These fundamental factors, against a backdrop of an accommodative stimulus policy by the Federal Reserve Board, proved beneficial to many technology companies in April and consequently benefited the Fund.

    As 2001 progresses, we find ourselves in a difficult global market environment. While we believe many defensive stocks are fully valued, the bad news may not yet be over within the more aggressive technology,


----------------------------------------------------------------
                  Class A   Class B  Class C   Class P  Class Y
----------------------------------------------------------------
Net asset value    $10.51    $10.36   $10.35    $10.55   $10.64
----------------------------------------------------------------
      Dividends         -         -        -         -        -
----------------------------------------------------------------
  Capital gains    $0.083    $0.083   $0.083    $0.083   $0.083
----------------------------------------------------------------
Total returns(2)  -26.94%   -27.12%  -27.14%   -26.82%  -26.70%
----------------------------------------------------------------
                          Six-month period ended April 30, 2001
telecommunications and media sectors. We will continue to examine stocks on a bottom-up basis, trying to find companies that are fundamentally sound and that we believe will provide favorable long-term investment opportunities. Regardless of the currently weak macroeconomic environment, we believe that attractive investments are available throughout the world.

    On June 1, 2001, Lord Abbett transferred the investment management of the International Fund to our internal research department. We are seeking to broaden the appeal of the Fund by enhancing diversification and decreasing the level of volatility. Lord Abbett's investment style is considered more fundamental than the prior subadvisor's and, in addition to finding high-quality companies, is focused on diversification and risk management.





(1) MSCI World Ex U.S. Index includes  stocks traded in Europe,  Australia,  the
Far  East,   Canada  and  South   Africa.   The  Index  is  weighted  by  market
capitalization,  is  unmanaged  and not  available  for direct  investment.

(2) Reflects the percent change in net asset value and includes the reinvestment of all distributions. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current Prospectus.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


                               Schedule of Investments (unaudited)
                               INTERNATIONAL FUND APRIL 30, 2001

                               Investments                                                                    Shares       US$ Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks and Warrants 91.72%
------------------------------------------------------------------------------------------------------------------------------------
Australia 2.31%                Novogen Ltd.                                                                3,500,000     $ 5,088,746
------------------------------------------------------------------------------------------------------------------------------------
Canada 7.37%                   Ballard Power Systems, Inc.*                                                  130,000       6,923,969
                               Burntsand, Inc.*                                                            2,461,790       4,038,349
                               Itemus, Inc.*                                                               2,856,360         743,747
                               Timberwest Forest Corp.                                                       221,310       1,721,556
                               Turbo Genset, Inc. Class A*                                                   460,000       2,784,794
                                                                                                                        ------------
                               Total                                                                                      16,212,415
------------------------------------------------------------------------------------------------------------------------------------
France 12.81%                  Alcatel                                                                       175,000       5,699,327
                               Cap Gemini S.A.                                                                41,500       5,999,135
                               Guillemot Corp.*                                                              178,500       6,177,635
                               UBI Soft Entertainment S.A.*                                                  242,375       9,850,827
                               UBI Soft Entertainment S.A. Warrant expiring 11/2/2002*                        13,475         454,393
                                                                                                                        ------------
                               Total                                                                                      28,181,317
------------------------------------------------------------------------------------------------------------------------------------
Germany 11.51%                 CeWe Color Holding AG                                                         350,000       5,714,856
                               Eigner & Partner*                                                               9,979       2,145,485
                               MLP AG                                                                         75,000       8,319,375
                               Sap AG                                                                         57,500       9,138,667
                                                                                                                        ------------
                               Total                                                                                      25,318,383
------------------------------------------------------------------------------------------------------------------------------------
Japan 24.53%                   Asahi Kasei Corp.                                                           1,100,000       5,662,256
                               AVEX, Inc.                                                                     55,000       4,206,629
                               Colin Corp.                                                                    36,000       3,146,777
                               Honda Tsushin Kogyo Co. Ltd.                                                  133,000       1,852,560
                               Japan Asia Investment Co. Ltd.                                                750,000       1,857,472
                               Katokichi Co. Ltd.                                                            312,000       7,878,597
                               Nomura Securities Co. Ltd.                                                    320,000       6,759,743
                               Omron Corp.                                                                   260,000       4,818,907
                               Paramount Bed Co. Ltd.                                                        175,300       5,249,565
                               Park24 Co. Ltd.                                                                97,500       6,518,150
                               Toyoda Gosei Co. Ltd.                                                         287,000       6,016,187
                                                                                                                        ------------
                               Total                                                                                      53,966,843
------------------------------------------------------------------------------------------------------------------------------------
Netherlands 2.32%              Getronics N.V.                                                              1,050,000       5,106,100
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom 30.87%          Ashtead Group plc                                                           4,050,000       6,202,200
                               DBS Management plc                                                          1,700,198       1,289,031
                               First Technology plc                                                          944,500       6,079,983
                               Gameplay plc*                                                               3,597,000         874,736
                               Hays plc                                                                    1,500,000       7,123,890
                               Jarvis plc*                                                                 2,750,000      14,663,519
                               London Bridge Software Holdings plc                                         1,339,050       3,400,032
                               Mayflower Corp.                                                             5,375,000       6,362,596
                               NXT plc*                                                                    1,027,710       5,693,937
                               Pilkington plc                                                              4,569,559       7,844,105
                               Precoat Intl. plc                                                             760,000         788,206
                               Trifast plc                                                                 2,250,000       4,988,869
                               Turbo Genset, Inc. Class A*                                                   450,000       2,624,789
                                                                                                                        ------------
                               Total                                                                                      67,935,893
------------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stocks and Warrants (Cost $254,671,235)                                      201,809,697
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 5.72%                                                                        Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
                               FC Discount Note 4.50% due 5/1/2001 (Cost $12,577,000)                    $12,577,000      12,577,000
                               Total Investments 97.44%(Cost $267,248,235)                                              $214,386,697
------------------------------------------------------------------------------------------------------------------------------------
                               * Non-income producing security.



                       See Notes to Financial Statements.

                                [PHOTO OMITTED]

"Contributing to performance in the period was the portfolio's overweighting in the bonds of energy companies..."

Senior Investment Team Members from left to right:
Robert I. Gerber, Christopher J. Towle, Michael S. Goldstein;
and seated in middle: Jerald Lanzotti


Lord Abbett World
Bond-Debenture Fund
For the six-month period ended April 30, 2001

In this letter:

o High-yield corporates drive performance.

o Profits taken in select markets.

o Focus on credit selection continues.


Performance was positive for the Lord Abbett World Bond-Debenture Fund (Class A shares +3.7%) in the six-month period ended April 30, 2001, although it lagged slightly its peer group of international bond funds as measured by the Lipper Global Bonds Funds category average(2) of +4.2%.

    Contributing to performance in the period was the port folio's overweighting in the bonds of energy companies, as rising oil and natural gas prices strengthened profits and improved credit in the industry. A large portion of the Fund's gains also reflected the portfolio's holdings in high-yield securities; especially in the second fiscal quarter when the Federal Reserve Board's aggressive rate cuts made this sector relatively more attractive. Our significant allocation to high-yield corporate and emerging-market debt securities at that time positively impacted performance.

    By the end of the six-month period, as evidence of a slowing U.S. economy raised concerns about the impact on corporate earnings, we took profits on bonds in select corporate sectors. This was the case, particularly, in the European telecom industry where credits were deteriorating rapidly. Assets were reallocated into more stable high-yield securities. In the emerging market sector, we reduced the portfolio's exposure to Turkey, capturing profits ahead of that nation's currency devaluation, and to Peru, where we took profits rather than remain invested during the election season, a typically volatile time. In countries where fundamentals remained favorable, such as in Qatar, where rising energy costs could be expected to strengthen the economy, we remained invested.

    In the coming months, we will continue to monitor macroeconomic factors, both in the United States and abroad, and their probable impact on markets and sectors. We will remain fully invested, emphasizing solid credit selection in the high-yield arena through fundamental, bottom-up research.


                    Class A  Class B   Class C
----------------------------------------------
   Net asset value   $ 8.37   $ 8.37    $ 8.36
----------------------------------------------
         Dividends   $0.413   $0.387    $0.384
----------------------------------------------
     Capital gains        -        -         -
----------------------------------------------
   Total returns(1)   3.73%    3.29%     3.38%
----------------------------------------------
Six-month period ended April 30, 2001


(1) Reflects the percent change in net asset value and includes the reinvestment of all distributions. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current Prospectus.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(2) Source: Lipper Inc.(C)2001 Reuters. All rights reserved. Any copying, repub li cation or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.


                               Schedule of Investments (unaudited)
                               WORLD BOND-DEBENTURE FUND April 30, 2001


                                                                                                     Principal Amount
                                                                           Coupon          Maturity  in Local Currency
                               Investments                                   Rate             Date              (000)      US$ Value
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds 47.79%
------------------------------------------------------------------------------------------------------------------------------------
Brazil 7.91%                   Globo Communicacoes Part+                      10.625%       12/5/2008         USD 150     $  126,375
                               Republic of Brazil(c)                           5.438%       4/15/2024         USD 200        146,895
                               Republic of Brazil                              8.000%       4/15/2014         USD 616        468,961
                               Republic of Brazil                             10.250%       1/11/2006         USD 250        241,875
                                                                                                                          ----------
                               Total                                                                                         984,106
------------------------------------------------------------------------------------------------------------------------------------
Bulgaria 0.45%                 Bulgaria(c)                                     6.313%       7/28/2011         USD  75         55,691
------------------------------------------------------------------------------------------------------------------------------------
Canada 2.63%                   Clearnet Communications, Inc.**           0.00/10.125%   5/1/2001&2009         USD 250        211,875
                               Rogers Communications, Inc.(a)+                 8.750%       7/15/2007         CAD 100         64,363
                               Rogers Wireless,Inc.+                           9.625%        5/1/2011         USD  50         50,688
                                                                                                                          ----------
                               Total                                                                                         326,926
------------------------------------------------------------------------------------------------------------------------------------
Colombia 0.78%                 Republic of Colombia                            9.750%       4/23/2009         USD 100         97,125
------------------------------------------------------------------------------------------------------------------------------------
Costa Rica 0.74%               Banco Central Costa Rica                        6.250%       5/21/2010         USD 100         92,258
------------------------------------------------------------------------------------------------------------------------------------
Ecuador 0.90%                  Republic of Ecuador+                           12.000%      11/15/2012         USD 185        112,388
------------------------------------------------------------------------------------------------------------------------------------
France 1.46%                   AXA S.A.(a)                                     2.500%        1/1/2014         EUR 120        181,551
------------------------------------------------------------------------------------------------------------------------------------
Greece 1.83%                   Hellenic Republic(a)                            6.500%       1/11/2014         EUR 161        152,576
                               Hellenic Republic(a)                            8.900%        4/1/2003         EUR  79         75,469
                                                                                                                          ----------
                               Total                                                                                         228,045
------------------------------------------------------------------------------------------------------------------------------------
Ireland 1.66%                  Esat Telecom Group, Inc.(a)                    11.875%       11/1/2009         EUR 200        207,064
------------------------------------------------------------------------------------------------------------------------------------
Israel 0.36%                   Partner Communications Co. Ltd.                13.000%       8/15/2010         USD 50         44,625
------------------------------------------------------------------------------------------------------------------------------------
Malaysia 1.29%                 Malaysia                                        8.750%        6/1/2009         USD 150        160,842
------------------------------------------------------------------------------------------------------------------------------------
Mexico 5.53%                   Coca-Cola Femsa S.A. de CV                      8.950%       11/1/2006         USD 250        260,000
                               Gruma S.A. de CV                                7.625%      10/15/2007         USD 100         84,250
                               TV Azteca S.A. de CV                           10.500%       2/15/2007         USD 200        187,500
                               United Mexican States                           9.875%        2/1/2010         USD 145        156,455
                                                                                                                          ----------
                               Total                                                                                         688,205
------------------------------------------------------------------------------------------------------------------------------------
Netherlands 3.18%              Slovak Wireless Financial Co.(a)               11.250%       3/30/2007         EUR 150        137,931
                               United Pan-Europe Communications N.V.**    0.00/12.50%   8/1/2001&2009         USD 150         51,000
                               United Pan-Europe Communications N.V.          11.250%       11/1/2009         USD 250        165,000
                               Versatel Telecom Intl. N.V.                    11.875%       7/15/2009         USD 100         41,500
                                                                                                                          ----------
                               Total                                                                                         395,431
------------------------------------------------------------------------------------------------------------------------------------
Panama 3.35%                   Republic of Panama                              4.500%       7/17/2014         USD 250        214,063
                               Republic of Panama                              9.625%        2/8/2011         USD 200        203,600
                                                                                                                          ----------
                               Total                                                                                         417,663
------------------------------------------------------------------------------------------------------------------------------------
Qatar 1.25%                    State of Qatar+                                 9.750%       6/15/2030         USD 145        155,513
------------------------------------------------------------------------------------------------------------------------------------
Republic of Korea 1.77%        Republic of Korea                               8.875%       4/15/2008         USD 200        219,750
------------------------------------------------------------------------------------------------------------------------------------
Russia 4.28 %                  Russian Federation+                             9.250%      11/27/2001         USD 100        101,250
                               Russian Federation+                            10.000%       6/26/2007         USD 175        140,656
                               Russian Federation+                            12.750%       6/24/2028         USD 325        291,688
                                                                                                                          ----------
                               Total                                                                                         533,594
------------------------------------------------------------------------------------------------------------------------------------
Switzerland 1.21%              Roche Holdings, Inc.                     Zero Coupon         1/19/2015         USD 200        150,250
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom 4.68%           Comcast U.K. Cable Partners Ltd.               11.200%      11/15/2007         USD 200        169,000
                               Esprit Telecom Group plc(b)                    10.875%       6/15/2008         USD 150          3,750
                               JMH Financial Ltd.+                             4.750%        9/6/2007         USD  75         80,344

14

                       See Notes to Financial Statements.


                               Schedule of Investments (unaudited)(continued)
                               WORLD BOND-DEBENTURE FUND April 30, 2001


                                                                                                     Principal Amount
                                                                           Coupon          Maturity  in Local Currency
                               Investments                                   Rate             Date              (000)      US$ Value
------------------------------------------------------------------------------------------------------------------------------------
                               NTL Communications Corp.**                0.00/12.375%  10/1/2003&2008         USD 300    $   159,000
                               Telewest Communications plc**               0.00/9.25%  4/15/2004&2009         USD 300        170,250
                                                                                                                          ----------
                               Total                                                                                         582,344
------------------------------------------------------------------------------------------------------------------------------------
Venezuela 2.53%                Republic of Venezuela(c)                        7.375%      12/18/2007         USD 167        141,743
                               Republic of Venezuela                           9.250%       9/15/2027         USD 250        173,750
------------------------------------------------------------------------------------------------------------------------------------
                               Total                                                                                         315,493
                               Total Foreign Bonds (Cost $6,290,697)                                                       5,948,864
                                                                                                                          ----------
United States Bonds 45.67%
------------------------------------------------------------------------------------------------------------------------------------
                               Ackerley Group, Inc.                            9.000%       1/15/2009         USD 100         92,500
                               AES Corp.                                      10.250%       7/15/2006         USD 170        176,800
                               Alamosa Delaware, Inc.+                        12.500%        2/1/2011         USD 150        148,125
                               Allbritton Communications Co.                   9.750%      11/30/2007         USD 125        128,125
                               Allied Waste North America, Inc.               10.000%        8/1/2009         USD 150        155,813
                               Calpine Corp.                                   7.875%        4/1/2008         USD 200        196,103
                               CBS, Inc.                                       8.875%        6/1/2022         USD  35         36,600
                               Charter CommunicationHoldings                  10.750%       10/1/2009         USD 200        217,000
                               Courtyard By Marriott II                       10.750%        2/1/2008         USD 150        154,875
                               Crown Castle Intl Corp.                        10.750%        8/1/2011         USD 150        160,875
                               Dun & Bradstreet Corp.+                         6.625%       3/15/2006         USD  80         79,192
                               Exodus Communications, Inc.+                   11.625%       7/15/2010         USD 150        119,250
                               Flextronics Intl. Ltd.+                         9.875%        7/1/2010         USD 100        100,000
                               Fox/Liberty Networks LLC                        8.875%       8/15/2007         USD 200        206,000
                               Frontiervision Lp/Captl                        11.000%      10/15/2006         USD 150        156,000
                               Global Crossing Holdings Ltd.                   9.625%       5/15/2008         USD 150        143,250
                               HCA - The Healthcare Co.                        7.875%        2/1/2011         USD 100        101,981
                               Healthsouth Corp.+                             10.750%       10/1/2008         USD 110        118,432
                               Hilton Hotel Corp.                              8.250%       2/15/2011         USD 150        149,589
                               HSResources, Inc.                               9.875%       12/1/2003         USD 150        153,000
                               Iron Mountain,Inc.                             10.125%       10/1/2006         USD 150        160,125
                               Kansas City Power & Light Co.                   7.125%      12/15/2005         USD 100        102,571
                               Keebler Corp.                                  10.750%        7/1/2006         USD 150        157,025
                               Levi Strauss & Co.                             11.625%       1/15/2008         USD 150        150,750
                               LSI Logic Corp.                                 4.000%       2/15/2005         USD  75         63,094
                               McLeodUSA, Inc.                                11.375%        1/1/2009         USD 165        144,375
                               Merrill Lynch & Co.                             1.500%      12/15/2005         USD 200        187,000
                               Metromedia Fiber Network, Inc.                 10.000%      12/15/2009         USD 150         97,875
                               Michael Foods, Inc.+                           11.750%        4/1/2011         USD 125        131,875
                               News Corp. Ltd.                                 8.750%       2/15/2006         USD 100        103,125
                               Nextel Communications, Inc.                    12.000%       11/1/2008         USD 250        236,875
                               Nortek, Inc.                                    8.875%        8/1/2008         USD 175        168,000
                               Oshkosh Truck Corp.                             8.750%        3/1/2008         USD 150        150,750
                               PSEG Energy Holdings+                           8.625%       2/15/2008         USD 150        147,450
                               Renaissance Media Group**                  0.00/10.00%  4/15/2003&2008         USD 100         78,500
                               R.H. Donnelley, Inc.                            9.125%        6/1/2008         USD  25         25,625
                               Riddell Sports, Inc.                           10.500%       7/15/2007         USD  90         74,138
                               Sinclair Broadcasting Group                    10.000%       9/30/2005         USD 150        146,250
                               Stone Container Corp.+                          9.250%        2/1/2008         USD 150        155,250
                               TeleCorp PCS, Inc.                             10.625%       7/15/2010         USD 150        143,250
                               Tritel PCS, Inc.+                              10.375%       1/15/2011         USD 100         93,500


                       See Notes to Financial Statements.

                                                                              15


                               Schedule of Investments (unaudited)(continued)
                               WORLD BOND-DEBENTURE FUND April 30, 2001


                                                                                                     Principal Amount
                                                                           Coupon          Maturity  in Local Currency
                               Investments                                   Rate             Date              (000)      US$ Value
------------------------------------------------------------------------------------------------------------------------------------
                               Waste Management,Inc.                           7.100%        8/1/2026         USD 100    $   101,743
                               Williams Comm Group, Inc.+                     11.875%        8/1/2010         USD 150         69,750
                               Winstar Communications(b)                      12.750%       4/15/2010         USD 100          1,750
                               Total United States Bonds (Cost $5,884,805)                                                 5,684,156
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks and Warrants 0.03%                                                                              Shares
------------------------------------------------------------------------------------------------------------------------------------
                               GSTTelecommunications, Inc.(b)                                                  3,000              30
                               McLeodUSA, Inc.                                                                   457           4,044
                               Orbital Imaging Corp. Warrant expiring 3/1/2005*                                   150              2
                               Total Common Stocks and Warrants (Cost $38,628)                                                 4,076
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 3.60%                                                                        Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
                               American Express Credit Corp. 4.69% due 5/1/2001 (Cost $448,000)          USD 448,000         448,000
                               Total Investments 97.09%(Cost $12,661,724)                                               $ 12,085,096
------------------------------------------------------------------------------------------------------------------------------------



                               (a) Investments in non-U.S. dollar-denominated securities (6.78%). The remaining securities (93.22%)
                                    are invested in U.S. dollar-denominated securities.
                               (b) Defaulted security.
                               (c) Variable rate security. The stated rate represents the rate at April 30, 2001.
                               *   Non-income producing security.
                               **  Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.
                               +  Restricted security under Rule 144A.




Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 6/30/2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; less publicly available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs; and different securities settlement practices.




                       See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
 April 30, 2001


                                                                                                       World Bond-
                                                                          All Value  International       Debenture           Alpha
                                                                               Fund+           Fund           Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
   Investments in securities, at cost                                   $250,777,167    $267,248,235    $12,661,724    $194,831,396
-----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value                                  $301,164,818    $214,386,697    $12,085,096    $189,781,074
   Cash                                                                       47,164              -         100,561         101,274
   Receivables:
      Interest and dividends                                                 245,762         611,831        306,908              64
      Investment securities sold                                          20,351,562      16,016,212        435,164         570,215
      Capital shares sold                                                  5,625,351       3,281,137         16,512         341,115
      From advisor                                                                -                -            634              -
      From Underlying Funds                                                        -               -              -       1,313,574
   Deferred organization expense                                                   -           3,792         14,768          15,128
-----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                          327,434,657     234,299,669     12,959,643     192,122,444
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES:
 Payables:
      Investment securities purchased                                     25,881,766      12,575,428        497,786         490,000
      Capital shares reacquired                                              381,768         485,894            968         304,686
      Management fees                                                        159,817         124,172              -              -
      12b-1 distribution fees                                                313,441          49,885         12,692         166,447
      Trustees' fees                                                         167,830           8,008            322           3,392
      Payable to bank                                                             -          514,723             -                -
   Accrued expenses and other liabilities                                    109,579         513,674            121          99,827
-----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                      27,014,201      14,271,784        511,889       1,064,352
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                             $300,420,456    $220,027,885    $12,447,754    $191,058,092
-----------------------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                         213,947,876     276,745,253     14,740,580     193,183,484
 Undistributed (distributions in excess of) net investment income            172,569        (668,978)      (151,622)     (2,652,906)
 Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                              35,912,360      (3,163,154)    (1,564,630)      5,577,836
 Net unrealized appreciation (depreciation)
   on investments and translation of
   assets and liabilities denominated in foreign currencies               50,387,651     (52,885,236)      (576,574)     (5,050,322)
   Net Assets                                                           $300,420,456    $220,027,885    $12,447,754    $191,058,092
-----------------------------------------------------------------------------------------------------------------------------------


   Net assets by class:
   Class A Shares                                                       $157,461,559    $108,443,844    $ 8,647,203    $ 86,042,339
   Class B Shares                                                       $ 28,004,829    $ 24,438,824    $ 2,080,608    $ 62,153,189
   Class C Shares                                                       $114,954,068    $ 19,852,928    $ 1,719,943    $ 42,862,564
   Class P Shares                                                                 -        $   1,232              -               -
   Class Y Shares                                                                 -     $ 67,291,057              -               -

   Outstanding shares by class:
   Class A Shares                                                         14,636,441      10,319,167      1,033,376       5,675,277
   Class B Shares                                                          2,630,039       2,359,667        248,505       4,134,796
   Class C Shares                                                         10,839,544       1,918,852        205,794       2,853,615
   Class P Shares                                                                  -         116.751              -               -
   Class Y Shares                                                                  -       6,325,519              -               -

   Net asset value, offering and redemption price per share (net assets divided by outstanding shares):

   Class A Shares-Net asset value                                             $10.76          $10.51          $8.37          $15.16
   Class A Shares-Maximum offering price
   (Net asset value plus sales charge 5.75%,
   5.75%, 4.75% and 5.75%, respectively)                                      $11.42          $11.15          $8.79          $16.08
   Class B Shares-Net asset value                                             $10.65          $10.36          $8.37          $15.03
   Class C Shares-Net asset value                                             $10.61          $10.35          $8.36          $15.02
   Class P Shares-Net asset value                                                -            $10.55              -               -
   Class Y Shares-Net asset value                                                -            $10.64              -               -

 +  Formerly Growth &Income Series.



                       See Notes to Financial Statements.

Statements of Operations (unaudited)
 For the Six Months Ended April 30, 2001


                                                                                                       World Bond-
                                                                    All Value     International          Debenture            Alpha
 Investment Income:                                                     Fund+              Fund               Fund              Fund
 Dividends                                                       $  2,132,752       $  1,127,302          $      -      $         -
 Interest*                                                            419,669            416,608            575,886           42,097
 Foreign withholding tax                                              (11,983)          (112,996)                -                -
------------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                            2,540,438          1,430,914            575,886           42,097
------------------------------------------------------------------------------------------------------------------------------------
 Expenses:
 Management fees                                                      964,263            839,499             46,538          489,055
 12b-1 distribution plan-Class A                                      259,434            274,776             16,272          165,257
 12b-1 distribution plan-Class B                                       93,160            131,601              9,955          318,995
 12b-1 distribution plan-Class C                                      520,632            110,575              8,355          211,494
 12b-1 distribution plan-Class P                                            -                  3                  -                -
 Shareholder servicing                                                227,081            371,102             10,320          291,884
 Reports to shareholders                                               48,074             75,858                879           58,639
 Professional                                                          39,671             50,167             13,076           45,900
 Registration                                                          29,025             55,520             23,663           14,276
 Trustees' fees                                                         4,591              4,876                154            3,693
 Custody                                                                1,811             47,675              6,246            1,541
 Subsidy (See Note 3)                                                       -            127,140                  -                -
 Organization                                                               -              2,898              3,558            3,744
 Other                                                                 10,177              2,415                434            3,426
------------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                     2,197,919          2,094,105            139,450        1,607,904
    Management fee waived                                                   -                  -            (46,538)        (489,055
    Expense reductions                                                 (3,711)            (3,695)            (2,236)          (4,213
    Expenses assumed by Lord Abbett                                         -                  -            (12,948)               -
    Expenses assumed by Underlying Funds                                    -                  -                  -         (418,890
------------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                       2,194,208          2,090,410             77,728          695,746
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         346,230           (659,496)           498,158         (653,649
------------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments:
 Capital gains received from Underlying Funds                               -                  -                  -        2,188,888
 Net realized gain (loss) on investment transactions
    and foreign currency
    related transactions                                           35,913,016         (3,163,441)          (247,858)       3,412,812
 Net change in unrealized appreciation/depreciation
    on investments  and
    translation of assets and liabilities denominated
    in foreign currencies                                         (31,734,816)       (69,297,520)           169,082      (25,855,881
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments*            4,178,200        (72,460,961)           (78,776)     (20,254,181
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting From Operations $  4,524,430       $(73,120,457)         $ 419,382     $(20,907,830
------------------------------------------------------------------------------------------------------------------------------------

 *  Includes amortization of premium (See Note 2).
 +  Formerly Growth &Income Series.

                       See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)
 Six Months Ended April 30, 2001


                                                                                                         World Bond-
                                                                           All Value   International      Debenture         Alpha
 Operations:(DECREASE) IN NET ASSETS                                            Fund+           Fund           Fund            Fund
 Net investment income (loss)                                           $     346,230   $    (659,496)   $   498,158  $    (653,649)
 Capital gains received from Underlying Funds                                       -               -              -      2,188,888
 Net realized gain (loss) on investment  transactions
   and foreign currency
   related transactions                                                    35,913,016      (3,163,441)      (247,858)     3,412,812
 Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities
   denominated in foreign currencies                                      (31,734,816)    (69,297,520)       169,082    (25,855,881)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations            4,524,430     (73,120,457)       419,382    (20,907,830)
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
 Net investment income
   Class A                                                                   (366,538)             -        (416,501)    (1,647,286)
   Class B                                                                     (4,001)             -         (91,039)      (795,397)
   Class C                                                                    (43,376)             -         (75,530)      (508,701)
   Class P                                                                          -               -              -              -
   Class Y                                                                          -               -              -              -
 Net realized gain

   Class A                                                                (10,418,013)       (765,879)             -     (1,811,346)
   Class B                                                                 (1,355,049)       (192,493)             -     (1,328,512)
   Class C                                                                 (8,682,074)       (148,405)             -       (852,705)
   Class P                                                                          -              (8)             -              -
   Class Y                                                                          -        (452,271)             -              -
 Total distributions to shareholders                                      (20,869,051)     (1,559,056)      (583,070)    (6,943,947)
------------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
 Net proceeds from sales of shares                                         50,152,532     144,551,236      2,420,548     23,566,339
 Reinvestment of distributions                                             19,910,245       1,534,793        391,481      6,488,687
 Cost of shares reacquired                                                (19,564,602)   (125,583,842)    (1,515,730)   (23,073,980)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions      50,498,175      20,502,187      1,296,299      6,981,046
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                     34,153,554     (54,177,326)     1,132,611    (20,870,731)
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
 Beginning of period                                                      266,266,902     274,205,211     11,315,143    211,928,823
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                           $300,420,456    $220,027,885    $12,447,754   $191,058,092
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income        $    172,569    $   (668,978)   $  (151,622)  $ (2,652,906)
------------------------------------------------------------------------------------------------------------------------------------

 +  Formerly Growth & Income Series.

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
 Year Ended October 31, 2000

                                                                                                        World Bond-
                                                                            AllValue   International      Debenture         Alpha
 Operations:(DECREASE)IN NET ASSETS                                             Fund+           Fund           Fund            Fund
 Net investment income (loss)                                             $   382,427   $  (1,459,646)   $   916,113    $  (980,641)
 Capital gains received from Underlying Funds                                       -               -              -      7,162,641
 Net realized gain (loss) on investment transactions
   and foreign currency
   related transactions                                                    20,552,193       2,307,685       (568,488)       732,415
 Net change in unrealized appreciation/depreciation
   on investments  and
   translation of assets and liabilities
   denominated in foreign currencies                                        5,032,015      16,158,600       (178,011)    18,724,921
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                      25,966,635      17,006,639        169,614     25,639,336
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
 Net investment income
   Class A                                                                          -        (478,361)      (840,439)    (1,048,834)
   Class B                                                                          -             (44)      (174,767)      (421,544)
   Class C                                                                          -             (34)      (151,889)      (277,904)
   Class P                                                                          -              (4)             -              -
   Class Y                                                                          -        (481,609)             -              -
 Net realized gain

   Class A                                                                 (5,343,824)     (6,142,224)             -       (526,884)
   Class B                                                                   (517,534)     (1,364,987)             -       (375,862)
   Class C                                                                 (5,448,637)     (1,200,131)             -       (247,787)
   Class P                                                                          -             (71)             -              -
   Class Y                                                                          -      (3,806,053)             -              -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                      (11,309,995)    (13,473,518)    (1,167,095)    (2,898,815)
------------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                         67,457,935     179,799,929      2,537,614     64,978,392
 Reinvestment of distributions                                             10,644,282      13,199,982        811,812      2,781,337
 Cost of shares reacquired                                                (43,289,256)   (135,414,413)    (2,748,692)   (40,691,009)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions      34,812,961      57,585,498        600,734     27,068,720
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                     49,469,601      61,118,619       (396,747)    49,809,241
------------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                        216,797,301     213,086,592     11,711,890    162,119,582
 End of year                                                             $266,266,902   $ 274,205,211    $11,315,143   $211,928,823
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income        $    240,254   $      (9,482)   $   (66,710)  $    952,127
------------------------------------------------------------------------------------------------------------------------------------

 +  Formerly Growth & Income Series.

                       See Notes to Financial Statements.

Financial Highlights

ALL VALUE FUND (formerly Growth & Income Series)



                                                   Six Months Ended                    Year Ended 10/31          7/15/1996(a)
                                                       4/30/2001   --------------------------------------------      to
                                                    (unaudited)      2000         1999        1998        1997    10/31/1996
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period               $   11.53     $   10.87    $    9.15    $    8.79  $    7.09  $    6.50
                                                    ---------     ---------    ---------    ---------  ---------  ---------
 Investment operations

   Net investment income                                  .03(b)        .05(b)       .04(b)       .06        .09        .03
   Net realized and unrealized gain on investments        .11          1.17         2.06          .93       1.78        .59
                                                    ---------     ---------    ---------    ---------  ---------  ---------
     Total from investment operations                     .14          1.22         2.10          .99       1.87        .62
                                                    ---------     ---------    ---------    ---------  ---------  ---------

 Distributions to shareholders from:
   Net investment income                                 (.03)            -         (.05)        (.04)      (.10)      (.03)
   Net realized gain                                     (.88)         (.56)        (.33)        (.59)      (.07)    -
                                                    ---------     ---------    ---------    ---------  ---------  ---------
     Total distributions                                 (.91)         (.56)        (.38)        (.63)      (.17)      (.03)
                                                    ---------     ---------    ---------    ---------  ---------  ---------
 Net asset value, end of period                     $   10.76     $   11.53    $   10.87    $    9.15  $    8.79  $    7.09
                                                    ---------     ---------    ---------    ---------  ---------  ---------

 Total Return(d)                                         1.52%(e)     11.44%       23.77%       11.97%     26.78%     12.10%(e)

 Ratios to Average Net Assets

   Expenses, including expense reductions                 .68%(e)      1.35%        1.30%        1.22%      1.29%       .39%(e)
   Expenses, excluding expense reductions                 .68%(e)      1.36%        1.30%        1.22%      1.29%       .39%(e)
   Net investment income                                  .27%(e)       .48%         .36%         .88%      1.15%       .40%(e)





                                                  Six Months Ended          Year Ended 10/31         6/5/1997(a)
                                                      4/30/2001   -----------------------------------    to
                                                    (unaudited)      2000         1999         1998   10/31/1997
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period               $   11.42     $   10.85    $    9.13    $    8.80  $   8.20
                                                    ---------     ---------    ---------    ---------  --------
 Investment operations

   Net investment income (loss)                          (.01)(b)      (.02)(b)     (.04)(b)-(c)             -(c)
   Net realized and unrealized gain on investments        .12          1.15         2.10          .92       .60
                                                    ---------     ---------    ---------    ---------  --------
     Total from investment operations                     .11          1.13         2.06          .92       .60
                                                    ---------     ---------    ---------    ---------  --------

 Distributions to shareholders from:
   Net investment income                                    -(c)          -        (.01)           -         -
   Net realized gain                                     (.88)         (.56)        (.33)        (.59)       -
                                                    ---------     ---------    ---------    ---------  --------
      Total distributions                                (.88)         (.56)        (.34)        (.59)       -
                                                    ---------     ---------    ---------    ---------  --------
 Net asset value, end of period                     $   10.65     $   11.42    $   10.85    $    9.13  $   8.80
                                                    ---------     ---------    ---------    ---------  --------

 Total Return(d)                                         1.16%(e)     10.80%       23.17%       11.17%     7.19%(e)

 Ratios to Average Net Assets

   Expenses, including expense reductions                 .99%(e)      2.00%        1.98%        1.98%      .86%(e)
   Expenses, excluding expense reductions                 .99%(e)      2.01%        1.98%        1.98%      .86%(e)
   Net investment income (loss)                          (.06)%(e)     (.17)%       (.38)%        .09%      .01%(e)


                       See Notes to Financial Statements.

ALL VALUE FUND (formerly Growth &Income Series)



                                                   Six Months Ended                           Year Ended 10/31
                                                       4/30/2001    ----------------------------------------------------------------
 Per Share Operating Performance (Class C Shares)     (unaudited)        2000          1999        1998          1997        1996
 Net asset value, beginning of period                     $11.38         $10.81      $ 9.11      $ 8.80        $ 7.09       $ 6.04
                                                          ------         ------      ------      ------        ------       ------
 Investment operations

   Net investment income (loss)                            -(b)(c)        (.02)(b)     (.03)(b      .01           .03         .09
   Net realized and unrealized gain on investments           .11          1.15         2.07         .89          1.79        1.10
                                                          ------         ------      ------      ------        ------       ------
     Total from investment operations                        .11          1.13         2.04         .90          1.82        1.19
                                                          ------         ------      ------      ------        ------       ------

 Distributions to shareholders from:
   Net investment income                                     -(c)            -         (.01)          -          (.04)         (.10)
   Net realized gain                                        (.88)         (.56)        (.33)       (.59)         (.07)         (.04)
                                                          ------         ------      ------      ------        ------       ------
     Total distributions                                    (.88)         (.56)       (.34)        (.59)         (.11)         (.14)
                                                          ------         ------      ------      ------        ------       ------
 Net asset value, end of period                           $10.61        $11.38       $10.81      $ 9.11        $ 8.80        $ 7.09
                                                          ------         ------      ------      ------        ------       ------

 Total Return(d)                                            1.27%(e)     10.74%       23.00%      10.94%        26.24%        20.02%

 Ratios to Average Net Assets

   Expenses, including expense reductions                    .99%(e)      2.00%        1.98%       1.98%         2.05%         1.55%
   Expenses, excluding expense reductions                    .99%(e)      2.01%        1.98%       1.98%         2.05%         1.55%
   Net investment income (loss)                             (.01)%(e)     (.17)%       (.31)%       .12%          .39%         1.36%




                                           Six Months Ended                             Year Ended 10/31
                                               4/30/2001      --------------------------------------------------------------------
 Supplemental Data for All Classes:           (unaudited)       2000           1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)              $300,420      $266,267      $216,797      $165,904      $142,992        $113,962
   Portfolio turnover rate                        49.35%        65.06%        37.68%        45.83%        36.37%        23.84%
----------------------------------------------------------------------------------------------------------------------------------



(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c)  Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e)  Not annualized.


                       See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL FUND



                                                        Six Months Ended          Year Ended 10/31            12/13/1996(e)
                                                            4/30/2001   -------------------------------------      to
 Per Share Operating Performance (Class A Shares)         (unaudited)        2000        1999          1998    10/31/1997
 Net asset value, beginning of period                      $   14.48     $   13.90    $   12.39    $   10.86    $    9.42
                                                           ---------     ---------    ---------    ---------    ---------
 Investment operations

   Net investment income (loss)                                 (.04)(b)      (.08)(b)      .07(b)       .11(b)       .07
   Net realized and unrealized gain (loss) on investments
   and foreign currency related transactions                   (3.85)         1.54         1.55         1.45         1.37
                                                           ---------     ---------    ---------    ---------    ---------
     Total from investment operations                          (3.89)         1.46         1.62         1.56         1.44
                                                           ---------     ---------    ---------    ---------    ---------

 Distributions to shareholders from:
   Net investment income                                           -          (.06)        (.09)        (.03)         -
   Net realized gain                                            (.08)         (.82)        (.02)         -            -
                                                           ---------     ---------    ---------    ---------    ---------
     Total distributions                                        (.08)         (.88)        (.11)        (.03)         -
                                                           ---------     ---------    ---------    ---------    ---------
 Net asset value, end of period                            $   10.51     $   14.48    $   13.90    $   12.39    $   10.86
                                                           ---------     ---------    ---------    ---------    ---------

 Total Return(c)                                           (26.94)%(d)       10.97%       13.16%       14.36%       15.21%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                        .95%(d)      1.80%        1.51%        1.31%        1.23%(d)
   Expenses, excluding expense reductions                        .95%(d)      1.80%        1.51%        1.31%        1.23%(d)
   Net investment income (loss)                                 (.32)%(d)     (.53)%        .52%         .80%         .41%(d)




                                                       Six Months Ended            Year Ended 10/31          6/2/1997(e)
                                                           4/30/2001   --------------------------------------      to
 Per Share Operating Performance (Class B Shares)        (unaudited)         2000         1999          1998   10/31/1997
 Net asset value, beginning of period                      $   14.31     $   13.75    $   12.28    $   10.83   $   10.26
                                                           ---------     ---------    ---------    ---------   ---------
 Investment operations

   Net investment income (loss)                                 (.06)(b)      (.17)(b)     (.02)(b)      .02(b)     (.03)
   Net realized and unrealized gain (loss) on investments
   and foreign currency related transactions                   (3.81)         1.55         1.53         1.43         .60
                                                           ---------     ---------    ---------    ---------   ---------
     Total from investment operations                          (3.87)         1.38         1.51         1.45         .57
                                                           ---------     ---------    ---------    ---------   ---------

 Distributions to shareholders from:
   Net investment income                                           -             -(f)      (.02)          -           -
   Net realized gain                                            (.08)         (.82)        (.02)          -           -
                                                           ---------     ---------    ---------    ---------   ---------
     Total distributions                                        (.08)         (.82)        (.04)          -           -
                                                           ---------     ---------    ---------    ---------   ---------
 Net asset value, end of period                            $   10.36     $   14.31    $   13.75    $   12.28   $   10.83
                                                           ---------     ---------    ---------    ---------   ---------

 Total Return(c)                                           (27.12)%(d)       10.42%       12.31%       13.39%       5.56%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                       1.20%(d)      2.35%        2.19%        2.03%        .87%(d)
   Expenses, excluding expense reductions                       1.20%(d)      2.36%        2.19%        2.03%        .87%(d)
   Net investment income (loss)                                 (.56)%(d)    (1.09)%       (.16)%        .18%       (.46)%(d)



                       See Notes to Financial Statements.

INTERNATIONAL FUND


                                                         Six Months Ended           Year Ended 10/31          6/2/1997(e)
                                                           4/30/2001     ------------------------------------     to
                                                          (unaudited)         2000        1999         1998   10/31/1997
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                      $   14.30     $   13.75    $   12.28    $   10.83   $   10.26
                                                           ---------     ---------    ---------    ---------   ---------
 Investment operations

   Net investment income (loss)                                 (.07)(b)      (.17)(b)     (.02)(b)      .02(b)     (.03)
   Net realized and unrealized gain (loss) on investments
   and foreign currency related transactions                   (3.80)         1.54         1.53         1.43         .60
                                                           ---------     ---------    ---------    ---------   ---------
     Total from investment operations                          (3.87)         1.37         1.51         1.45         .57
                                                           ---------     ---------    ---------    ---------   ---------

 Distributions to shareholders from:
   Net investment income                                           -             -(f)      (.02)          -           -
   Net realized gain                                            (.08)         (.82)        (.02)          -           -
                                                           ---------     ---------    ---------    ---------   ---------
     Total distributions                                        (.08)         (.82)        (.04)          -           -
                                                           ---------     ---------    ---------    ---------   ---------
 Net asset value, end of period                            $   10.35     $   14.30    $   13.75    $   12.28   $   10.83
                                                           ---------     ---------    ---------    ---------   ---------

 Total Return(c)                                           (27.14)%(d)       10.35%       12.31%       13.39%       5.56%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                       1.24%(d)      2.35%        2.19%        2.05%        .87%(d)
   Expenses, excluding expense reductions                       1.24%(d)      2.36%        2.19%        2.05%        .87%(d)
   Net investment income (loss)                                 (.61)%(d)    (1.10)%       (.15)%        .12%       (.46)%(d)


                                                        Six Months Ended              3/9/1999(e)
                                                           4/30/2001      Year Ended      to
                                                           (unaudited)    10/31/2000  10/31/1999
 Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                      $   14.51     $   13.91    $   12.70
                                                           ---------     ---------    ---------
 Investment operations

   Net investment income (loss)                                 (.03)(b)      (.08)(b)      .08(b)
   Net realized and unrealized gain (loss) on investments
   and foreign currency related transactions                   (3.85)         1.55         1.13
                                                           ---------     ---------    ---------
     Total from investment operations                          (3.88)         1.47         1.21
                                                           ---------     ---------    ---------

 Distributions to shareholders from:
   Net investment income                                           -          (.05)           -
   Net realized gain                                            (.08)         (.82)           -
                                                           ---------     ---------    ---------
     Total distributions                                        (.08)         (.87)           -
                                                           ---------     ---------    ---------
 Net asset value, end of period                            $   10.55     $   14.51    $   13.91
                                                           ---------     ---------    ---------
 Total Return(c)                                           (26.82)%(d)       11.03%        9.53%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                        .92%(d)      1.80%         .98%(d)
   Expenses, excluding expense reductions                        .92%(d)      1.80%         .98%(d)
   Net investment income (loss)                                 (.28)%(d)     (.51)%        .60%(d)


                       See Notes to Financial Statements.

INTERNATIONAL FUND



                                                        Six Months Ended     Year Ended 10/31     12/30/1997(e)
                                                           4/30/2001     ------------------------     to
 Per Share Operating Performance (Class Y Shares)         (unaudited)         2000         1999   10/31/1998
 Net asset value, beginning of period                      $   14.61     $   14.00    $   12.41    $   11.28
                                                           ---------     ---------    ---------    ---------
 Investment operations

   Net investment income (loss)                                 (.01)(b)      (.01)(b)      .12(b)       .15
   Net realized and unrealized gain (loss) on investments
   and foreign currency related transactions                   (3.88)         1.54         1.56          .98
                                                           ---------     ---------    ---------    ---------
     Total from investment operations                          (3.89)         1.53         1.68         1.13
                                                           ---------     ---------    ---------    ---------

 Distributions to shareholders from:
   Net investment income                                           -          (.10)        (.07)          -
   Net realized gain                                            (.08)         (.82)        (.02)          -
                                                           ---------     ---------    ---------    ---------
     Total distributions                                        (.08)         (.92)        (.09)          -
                                                           ---------     ---------    ---------    ---------
 Net asset value, end of period                            $   10.64     $   14.61    $   14.00    $   12.41
                                                           ---------     ---------    ---------    ---------

 Total Return(c)                                           (26.70)%(d)       11.45%       13.65%       10.02%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                        .70%(d)      1.35%        1.20%         .84%(d)
   Expenses, excluding expense reductions                        .70%(d)      1.37%        1.20%         .84%(d)
   Net investment income (loss)                                 (.06)%(d)     (.09)%        .86%        1.11%(d)





                                            Six Months Ended            Year Ended 10/31               12/13/1996(a)
                                                4/30/2001   ------------------------------------------        to
 Supplemental Data for All Classes:            (unaudited)        2000          1999          1998       10/31/1997
---------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)               $220,028        $274,205      $213,087      $153,033       $37,334
   Portfolio turnover rate                          16.59%          35.14%        75.15%        20.52%        29.72%
---------------------------------------------------------------------------------------------------------------------


 (a) Commencement of operations.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of offering of class shares.
 (f) Amount represents less than $.01.


                       See Notes to Financial Statements.

Financial Highlights

WORLD BOND-DEBENTURE FUND



                                                   Six Months Ended      Year Ended 10/31    12/18/1997(a)
                                                       4/30/2001   -------------------------      to
 Per Share Operating Performance (Class A Shares)   (unaudited)           2000        1999    10/31/1998
 Net asset value, beginning of period                 $   8.47        $   9.24    $   9.66    $   10.00
                                                      --------        --------    --------    ---------
 Investment operations

   Net investment income                                   .35(b)(f)       .73(b)      .83(b)       .51
   Net realized and unrealized loss on investments
   and foreign currency related transactions              (.04)(f)        (.57)       (.22)        (.42)
                                                      --------        --------    --------    ---------
     Total from investment operations                      .31             .16         .61          .09
                                                      --------        --------    --------    ---------

 Distributions to shareholders from:
   Net investment income                                  (.41)           (.93)       (.85)        (.43)
   Net realized gain                                         -               -        (.18)          -
                                                      --------        --------    --------    ---------
     Total distributions                                  (.41)           (.93)      (1.03)        (.43)
                                                      --------        --------    --------    ---------
 Net asset value, end of period                       $   8.37        $   8.47    $   9.24    $    9.66
                                                      --------        --------    --------    ---------

 Total Return(c)                                          3.73%(d)        1.47%       6.33%         .75%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions       .53%(d)        1.11%        .89%         .55%(d)
   Expenses, excluding waiver and expense reductions      1.03%(d)        2.15%       1.84%        1.20%(d)
   Net investment income                                  4.11%(d)(f)     8.02%       8.64%        7.08%(d)







                                                   Six Months Ended      Year Ended 10/31    12/19/1997(e)
                                                       4/30/2001     ------------------------      to
 Per Share Operating Performance (Class B Shares)    (unaudited)          2000        1999    10/31/1998
 Net asset value, beginning of period                 $   8.48        $   9.24    $   9.65    $   10.00
                                                      --------        --------    --------    ---------
 Investment operations

   Net investment income                                   .32(b)(f)       .67(b)      .76(b)       .40
   Net realized and unrealized loss on investments
   and foreign currency related transactions              (.04)(f)        (.56)       (.21)        (.37)
                                                      --------        --------    --------    ---------
     Total from investment operations                      .28             .11         .55          .03
                                                      --------        --------    --------    ---------

 Distributions to shareholders from:
   Net investment income                                  (.39)           (.87)       (.78)        (.38)
   Net realized gain                                         -               -        (.18)         -
                                                      --------        --------    --------    ---------
     Total distributions                                  (.39)           (.87)       (.96)        (.38)
                                                      --------        --------    --------    ---------
 Net asset value, end of period                       $   8.37        $   8.48    $   9.24    $    9.65
                                                      --------        --------    --------    ---------

 Total Return(c)                                          3.29%(d)         .86%       5.73%         .24%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions       .84%(d)        1.75%       1.56%        1.28%(d)
   Expenses, excluding waiver and expense reductions      1.34%(d)        2.79%       2.51%        1.93%(d)
   Net investment income                                  3.78%(d)(f)     7.39%       7.91%        6.67%(d)



                       See Notes to Financial Statements.

WORLD BOND-DEBENTURE FUND



                                                  Six Months Ended      Year Ended 10/31    12/19/1997(e)
                                                      4/30/2001   -------------------------      to
                                                    (unaudited)          2000         1999    10/31/1998
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                 $   8.46        $   9.22    $   9.65    $   10.00
                                                      --------        --------    --------    ---------
 Investment operations

   Net investment income                                   .32(b)(f)       .67(b)      .78(b)       .39
   Net realized and unrealized loss on investments
   and foreign currency related transactions              (.04)(f)        (.56)       (.25)        (.36)
                                                      --------        --------    --------    ---------
     Total from investment operations                      .28             .11         .53          .03
                                                      --------        --------    --------    ---------

 Distributions to shareholders from:
   Net investment income                                  (.38)           (.87)       (.78)        (.38)
   Net realized gain                                         -               -        (.18)           -
                                                      --------        --------    --------    ---------
     Total distributions                                  (.38)           (.87)       (.96)        (.38)
                                                      --------        --------    --------    ---------
 Net asset value, end of period                       $   8.36        $   8.46    $   9.22    $    9.65
                                                      --------        --------    --------    ---------

 Total Return(c)                                          3.38%(d)         .87%       5.50%         .24%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions       .84%(d)        1.76%       1.56%        1.28%(d)
   Expenses, excluding waiver and expense reductions      1.34%(d)        2.80%       2.51%        1.93%(d)
   Net investment income                                  3.79%(d)(f)     7.37%       8.16%        6.62%(d)





                                                  Six Months Ended     Year Ended 10/31      12/18/1997(a)
                                                     4/30/2001    ------------------------        to
 Supplemental Data for All Classes:                (unaudited)         2000          1999    10/31/1998
---------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                    $12,448       $11,315       $11,712       $10,134
   Portfolio turnover rate                              36.51%       104.02%        74.80%       159.14%
---------------------------------------------------------------------------------------------------------------------



 (a) Commencement of operations.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of offering of class shares.
 (f) Includes impact of amortization of premium (See Note 2). The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:


                                                                           Class A       Class B    Class C
--------------------------------------------------------------------------------------------------------------

 Net investment income per share                                           $(.02)        $(.02)     $(.02)
 Net realized and unrealized gain (loss) on investments per share            .02           .02        .02
 Net investment income to average net assets                                (.24)%        (.24)%     (.24)%



                       See Notes to Financial Statements.

Financial Highlights

ALPHA FUND


                                                      Six Months Ended        Year Ended 10/31   12/29/1997(a)
                                                          4/30/2001   --------------------------      to
 Per Share Operating Performance (Class A Shares)        (unaudited)          2000        1999    10/31/1998
 Net asset value, beginning of period                      $   17.46     $   15.21    $   12.91   $   13.52
                                                           ---------     ---------    ---------   ---------
 Investment operations

   Net investment income (loss)                                 (.02)(b)      (.03)(b)      .07(b)     (.03)(b)
   Net realized and unrealized gain (loss) on investments      (1.65)         2.60         2.23        (.58)
                                                           ---------     ---------    ---------   ---------
     Total from investment operations                          (1.67)         2.57         2.30        (.61)
                                                           ---------     ---------    ---------   ---------

 Distributions to shareholders from:
   Net investment income                                        (.30)         (.21)          -           -
   Net realized gain                                            (.33)         (.11)          -           -
                                                           ---------     ---------    ---------   ---------
     Total distributions                                        (.63)         (.32)          -           -
                                                           ---------     ---------    ---------   ---------
 Net asset value, end of period                            $   15.16     $   17.46    $   15.21   $   12.91
                                                           ---------     ---------    ---------   ---------

 Total Return(c)                                           (9.54)%(d)        17.10%       17.82%  (4.51)%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions             .19%(d)       .40%         .33%        .21%(d)
   Expenses, excluding waiver and expense reductions             .66%(d)      1.33%         .83%        .63%(d)
   Net investment income (loss)                                 (.16)%(d)     (.16)%        .15%       (.18)%(d)




                                                        Six Months Ended     Year Ended 10/31    12/29/1997(a)
                                                           4/30/2001    ------------------------      to
 Per Share Operating Performance (Class B Shares)         (unaudited)         2000         1999    10/31/1998
 Net asset value, beginning of period                      $   17.27     $   15.05    $   12.85    $   13.52
                                                           ---------     ---------    ---------    ---------
 Investment operations
   Net investment loss                                          (.07)(b)      (.13)(b)     (.03)(b)     (.11)(b)
   Net realized and unrealized gain (loss) on investments      (1.64)         2.58         2.23         (.56)
                                                           ---------     ---------    ---------    ---------
     Total from investment operations                          (1.71)         2.45         2.20         (.67)
                                                           ---------     ---------    ---------    ---------

 Distributions to shareholders from:
   Net investment income                                        (.20)         (.12)           -            -
   Net realized gain                                            (.33)         (.11)           -            -
                                                           ---------     ---------    ---------    ---------
     Total distributions                                        (.53)         (.23)           -            -
                                                           ---------     ---------    ---------    ---------
 Net asset value, end of period                            $   15.03     $   17.27    $   15.05    $   12.85
                                                           ---------     ---------    ---------    ---------

 Total Return(c)                                               (9.91)%(d)    16.40%       17.12%       (4.96)%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions             .50%(d)      1.00%        1.00%         .83%(d)
   Expenses, excluding waiver and expense reductions             .97%(d)      1.93%        1.50%        1.26%(d)
   Net investment loss                                          (.46)%(d)     (.75)%       (.83)%       (.81)%(d)



                       See Notes to Financial Statements.

ALPHA FUND


                                                       Six Months Ended       Year Ended 10/31    12/29/1997(a)
                                                          4/30/2001    --------------------------      to
 Per Share Operating Performance (Class C Shares)         (unaudited)         2000          1999    10/31/1998
 Net asset value, beginning of period                      $   17.25     $   15.04    $   12.86    $   13.52
                                                           ---------     ---------    ---------    ---------
 Investment operations

   Net investment loss                                          (.08)(b)      (.12)(b)     (.04)(b)     (.11)(b)
   Net realized and unrealized gain (loss) on investments      (1.62)         2.56         2.22         (.55)
                                                           ---------     ---------    ---------    ---------
     Total from investment operations                          (1.70)         2.44         2.18         (.66)
                                                           ---------     ---------    ---------    ---------

 Distributions to shareholders from:
   Net investment income                                        (.20)         (.12)          -            -
   Net realized gain                                            (.33)         (.11)          -            -
                                                           ---------     ---------    ---------    ---------
     Total distributions                                        (.53)         (.23)          -            -
                                                           ---------     ---------    ---------    ---------
 Net asset value, end of period                            $   15.02     $   17.25    $   15.04    $   12.86
                                                           ---------     ---------    ---------    ---------

 Total Return(c)                                           (9.86)%(d)        16.34%       16.95%   (4.88)%(d)

 Ratios to Average Net Assets

   Expenses, including waiver and expense reductions             .50%(d)      1.00%        1.00%         .82%(d)
   Expenses, excluding waiver and expense reductions             .97%(d)      1.93%        1.50%        1.24%(d)
   Net investment loss                                          (.51)%(d)     (.70)%       (.84)%       (.82)%(d)




                                                   Six Months Ended      Year Ended 10/31      12/29/1997(a)
                                                      4/30/2001      -----------------------        to
 Supplemental Data for All Classes:                 (unaudited)          2000       1999        10/31/1998
------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                     $191,058      $211,929      $162,120      $106,279
   Portfolio turnover rate                                 5.18%         1.54%         1.67%          .01%
------------------------------------------------------------------------------------------------------------



 (a) Commencement of operations.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently consists of six portfolios ("Funds"). This report covers the following four Funds: Lord Abbett All Value Fund ("All Value Fund" (formerly Growth &Income Series)), Lord Abbett International Fund ("International Fund"), Lord Abbett World Bond-Debenture Fund ("World Bond-Deben-ture Fund") and Lord Abbett Alpha Fund ("Alpha Fund"). The Alpha Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. ("Lord Abbett"). Each Fund is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.


2.  SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and amortization/ accretion are recorded using the effective interest method. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(d) Deferred Organization Expenses-Organization expenses are amortized evenly over a period of five years.

(e) Expenses-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Fund on a pro rata basis. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) Foreign Transactions-Transactions denominated in foreign currencies are recorded in the Trust's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(g) Forward Foreign Currency Exchange Contracts-The International Fund and World Bond-Debenture Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign port folio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions.

(h) Change in Accounting Principle-Effective November 1, 2000, the Trust has elected to adopt the provisions of the AlCPA Audit and Accounting Guide, Audits of Investment Companies, related to amortization of premiums and discounts on debt securities. For the period ended April 30, 2001, the Trust amortized premiums and discounts on debt securities using the effective interest method. The effect of this accounting change had no impact on the net assets of World Bond-Debenture Fund, but resulted in a $30,335 decrease to net investment income and a corresponding $30,335 increase to net realized and unrealized gains and losses. Prior to this period, the Trust did not amortize premiums on debt securities. Based on the securities held as of November 1, 2000, the cumulative effect of this accounting change had no impact on the net assets of World Bond-Debenture Fund, but resulted in a decrease to undistributed net investment income and a corresponding increase to net unrealized gains and losses.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates.

                                      Management Fees           Waiver

-----------------------------------------------------------------------
All Value Fund                                  .75%(1)           -
International Fund                              .75%              -
World Bond-Debenture Fund                       .75%            .75%
Alpha Fund                                      .50%            .50%

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

----------------------------------------
First $200 million                .75%
Next $300 million                 .65%
Over $500 million                 .50%

For the period ended April 30, 2001, Lord Abbett voluntarily waived its management fees for the World Bond-Debenture Fund and Alpha Fund.

Lord Abbett had entered into a subadvisory agreement with Fuji Investment Management Co. (Europe) Ltd. (the "subadvisor"). The subadvisor furnished investment advisory services in connection with the management of the International Fund. Lord Abbett paid for the cost of the subadvisor's services. Effective December 18, 2000, Lord Abbett withdrew its 25% ownership stake in the subadvisor. Lord Abbett had held a 25% ownership stake since September 1998. Effective June 1, 2001, Lord Abbett terminated its subadvisory agreement.

12b-1 Plans

Each of the Series has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                         Class A(1)        Class B             Class C       Class P(4)
------------------------------------------------------------------------------------------
Service                         .25%            .25%       up to .25%(2)            .20%
Distribution                    .10%            .75%       up to .75%(2)            .25%
Quarterly service fee             -               -        up to .25%(3)              -
Quarterly distribution fee        -               -        up to .75%(3)              -

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases.
(2) Paid at the time such shares are sold.
(3) Paid at each quarter-end after the first anniversary of the sale of such shares.
(4) International Fund only.

Class Y does not have a distribution plan.

The Alpha Fund has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of the Alpha Fund in proportion to the average daily value of shares owned by the Alpha Fund. Accrued expenses and other liabilities of International Fund include $362,908 and other expenses include $127,140 pursuant to this Servicing Arrangement.

Commissions

Distributor received the following commissions on sales of Class A shares of the Trust after concessions were paid to authorized dealers:

                                                 Six Months Ended April 30, 2001
--------------------------------------------------------------------------------
                              Distributor                          Dealers'
                              Commissions                       Concessions
--------------------------------------------------------------------------------
All Value Fund                    $80,101                          $726,867
International Fund                 57,206                           344,003
World Bond-Debenture Fund           4,596                           208,989
Alpha Fund                         38,505                           222,109

Certain of the Trust's officers and trustees have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid semiannually for AllValue Fund, annually for International and Alpha Fund, and monthly for World Bond-Debenture Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

At fiscal year ended October 31, 2000, the capital loss carryforwards along with the related expiration dates were as follows:

                                   2006        2007        2008         Total
-------------------------------------------------------------------------------
World Bond-Debenture Fund      $450,150    $424,136    $442,486    $1,316,772



5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                Six Months Ended April 30, 2001
--------------------------------------------------------------------------------
                                   Purchases                         Sales
--------------------------------------------------------------------------------
AllValue Fund                   $156,340,469                  $125,544,242
International Fund                45,410,507                    34,916,253
World Bond-Debenture Fund          5,425,300                     4,234,022
Alpha Fund                        12,188,888                    10,000,000

As of April 30, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes are as follows:

                                                                                         Net
                                                    Gross             Gross        Unrealized
                                               Unrealized        Unrealized      Appreciation
                                Tax Cost     Appreciation      Depreciation     (Depreciation)
----------------------------------------------------------------------------------------------
All Value Fund              $250,777,167      $52,000,802      $ (1,613,151)    $ 50,387,651
International Fund           267,248,235       25,621,890       (78,483,428)     (52,861,538)
World Bond-Debenture Fund     12,661,724          347,728          (924,356)        (576,628)
Alpha Fund                   194,834,474       19,962,062       (25,015,462)      (5,053,400)

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.

6.  TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid.


7.  EXPENSE REDUCTIONs

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Trust's expenses.


8.  LINE OF CREDIT

The AllValue Fund and International Fund, respectively, along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of 0.09% during the period. At April 30, 2001 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.


9.  Subsequent Event

The following Trustees were elected at a special meeting of the shareholders of the Trust, held on June 6, 2001:

Robert S. Dow*
E. Thayer Bigelow*
William H.T. Bush*
Robert B. Calhoun, Jr.*
Stewart S. Dixon*
C. Alan MacDonald*
Thomas J. Neff*
Franklin W. Hobbs**
 *Re-elected
**Elected

10. SUMMARY OF CAPITAL TRANSACTIONS


All Value Fund       Six Months Ended April 30, 2001 (unaudited)   Year Ended October 31, 2000
---------------------------------------------------------------------------------------------------
Class A Shares                            Shares         Amount          Shares         Amount
---------------------------------------------------------------------------------------------------
Shares sold                            2,725,622    $28,611,096       4,009,634   $ 43,048,165
Reinvestment of distributions            988,045     10,255,907         455,277      4,957,960
Shares reacquired                       (879,179)    (9,252,902)     (2,060,366)   (22,224,615)
---------------------------------------------------------------------------------------------------
Increase                               2,834,488    $29,614,101       2,404,545   $ 25,781,510
---------------------------------------------------------------------------------------------------


Class B Shares

---------------------------------------------------------------------------------------------------
Shares sold                            1,102,010    $11,420,801         864,069    $ 9,271,592
Reinvestment of distributions            126,111      1,298,940          45,110        489,894
Shares reacquired                       (125,959)    (1,313,560)       (279,003)    (2,976,775)
---------------------------------------------------------------------------------------------------
Increase                               1,102,162    $11,406,181         630,176    $ 6,784,711
---------------------------------------------------------------------------------------------------


All Value Fund        Six Months Ended April 30, 2001 (unaudited)   Year Ended October 31, 2000
--------------------------------------------------------------------------------------------------
Class C Shares                             Shares         Amount          Shares         Amount
--------------------------------------------------------------------------------------------------
Shares sold                               970,310    $10,120,635       1,425,293   $ 15,138,178
Reinvestment of distributions             814,366      8,355,398         480,261      5,196,428
Shares reacquired                        (856,419)    (8,998,140)     (1,698,890)   (18,087,866)
--------------------------------------------------------------------------------------------------
Increase                                  928,257     $9,477,893         206,664    $ 2,246,740
--------------------------------------------------------------------------------------------------


International FUND


Class A Shares

--------------------------------------------------------------------------------------------------
Shares sold                            10,995,211   $116,486,452       8,755,316   $140,790,208
Reinvestment of distributions              59,560        754,627         475,436      6,451,673
Shares reacquired                     (10,109,030)  (108,851,261)     (7,422,573)  (118,851,668)
--------------------------------------------------------------------------------------------------
Increase                                  945,741   $  8,389,818       1,808,179   $ 28,390,213
--------------------------------------------------------------------------------------------------


Class B Shares

--------------------------------------------------------------------------------------------------
Shares sold                               339,434   $  3,842,153         874,319   $ 14,478,773
Reinvestment of distributions              14,863        185,940          97,062      1,307,432
Shares reacquired                        (310,130)    (3,543,404)       (323,873)    (5,046,301)
--------------------------------------------------------------------------------------------------
Increase                                   44,167   $    484,689         647,508   $ 10,739,904
--------------------------------------------------------------------------------------------------

Class C Shares

--------------------------------------------------------------------------------------------------
Shares sold                             1,322,858   $ 13,971,668         890,564   $ 14,132,703
Reinvestment of distributions              11,412        142,648          85,648      1,153,674
Shares reacquired                      (1,202,173)   (12,852,341)       (655,061)   (10,219,438)
--------------------------------------------------------------------------------------------------
Increase                                  132,097   $  1,261,975         321,151   $  5,066,939
--------------------------------------------------------------------------------------------------


Class P Shares

--------------------------------------------------------------------------------------------------
Shares sold                                19.679   $       239               4     $       63
Reinvestment of distributions                .630             8               6             85
Shares reacquired                               -             -               -              -
--------------------------------------------------------------------------------------------------
Increase                                   20.309   $       247              10     $      148
--------------------------------------------------------------------------------------------------


Class Y Shares

--------------------------------------------------------------------------------------------------
Shares sold                               855,254   $ 10,250,724         599,500   $ 10,398,182
Reinvestment of distributions              35,306        451,570         314,305      4,287,118
Shares reacquired                         (27,881)      (336,836)        (80,747)    (1,297,006)
--------------------------------------------------------------------------------------------------
Increase                                  862,679   $ 10,365,458         833,058   $ 13,388,294
--------------------------------------------------------------------------------------------------


WORLD BOND-DEBENTURE FUND

Class A Shares

--------------------------------------------------------------------------------------------------
Shares sold                               225,556   $  1,917,364         147,778    $ 1,350,305
Reinvestment of distributions              33,412        283,390          65,271        596,773
Shares reacquired                        (144,864)    (1,229,787)       (209,062)    (1,924,599)
--------------------------------------------------------------------------------------------------
Increase                                  114,104   $    970,967           3,987    $    22,479
--------------------------------------------------------------------------------------------------


Class B Shares

--------------------------------------------------------------------------------------------------
Shares sold                                35,236   $    300,175          77,813     $  698,885
Reinvestment of distributions               6,444         54,736          10,790         98,480
Shares reacquired                         (21,551)      (180,457)        (54,748)      (497,754)
--------------------------------------------------------------------------------------------------
Increase                                   20,129   $    174,454          33,855     $  299,611
--------------------------------------------------------------------------------------------------


Class C Shares

--------------------------------------------------------------------------------------------------
Shares sold                                23,680   $    203,009          53,178     $  488,424
Reinvestment of distributions               6,296         53,355          12,748        116,559
Shares reacquired                         (12,542)      (105,486)        (35,266)      (326,339)
--------------------------------------------------------------------------------------------------
Increase                                   17,434   $    150,878          30,660     $  278,644
--------------------------------------------------------------------------------------------------


ALPHA FUND            Six Months Ended April 30, 2001 (unaudited)   Year Ended October 31, 2000
-------------------------------------------------------------------------------------------------
Class A Shares                             Shares         Amount          Shares         Amount
-------------------------------------------------------------------------------------------------
Shares sold                               786,237   $ 11,800,778       1,717,103   $ 31,045,528
Reinvestment of distributions             214,634      3,210,937          96,126      1,523,600
Shares reacquired                        (860,659)   (12,898,120)     (1,219,114)   (21,520,665)
-------------------------------------------------------------------------------------------------
Increase                                  140,212   $  2,113,595         594,115   $ 11,048,463
-------------------------------------------------------------------------------------------------


Class B Shares

-------------------------------------------------------------------------------------------------
Shares sold                               309,059   $  4,772,819       1,091,822   $ 19,473,681
Reinvestment of distributions             134,509      2,000,141          48,581        765,646
Shares reacquired                        (380,295)    (5,817,194)       (544,684)    (9,596,596)
-------------------------------------------------------------------------------------------------
Increase                                   63,273   $    955,766         595,719   $ 10,642,731
-------------------------------------------------------------------------------------------------


Class C Shares

-------------------------------------------------------------------------------------------------
Shares sold                               448,496   $  6,992,742         820,875   $ 14,459,183
Reinvestment of distributions              85,976      1,277,609          31,244        492,091
Shares reacquired                        (287,900)    (4,358,666)       (549,087)    (9,573,748)
-------------------------------------------------------------------------------------------------
Increase                                  246,572   $  3,911,685         303,032    $ 5,377,526
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Securities Trust Fund Board of Trustees

E. Thayer Bigelow
Former President and
Chief Executive Officer,
Time Warner Cable Programming

William H.T. Bush
Chairman of the Board,
Bush-O'Donnell & Company

Robert B. Calhoun, Jr.
Managing Director,
Monitor Clipper Partners


Stewart S. Dixon
Partner,
Wildman, Harrold, Allen & Dixon

Robert S. Dow
Chairman and President of the Fund,
Managing Partner, Lord, Abbett & Co.

Franklin W. Hobbs
Former Chairman,
Warburg Dillon Read


C. Alan MacDonald
Former President and Chief Executive Officer, Nestle Foods Corporation

Thomas J. Neff
Chairman,
Spencer Stuart

--------------------------------------------------------------------------------
Lord Abbett Securities Trust Fund Officers
Robert S. Dow
Chairman and President

Robert P. Fetch
Executive Vice President

Robert I. Gerber
Executive Vice President

Ingrid C. Holm
Executive Vice President

W. Thomas Hudson, Jr.
Executive Vice President

Robert G. Morris
Executive Vice President

Stephen J. McGruder
Executive Vice President

Eli M. Salzmann
Executive Vice President

Paul A. Hilstad
Vice President and Secretary

Joan A. Binstock
Vice President

David G. Builder
Vice President

Daniel E. Carper
Vice President

John J. DiChiaro
Vice President

Lesley-Jane Dixon
Vice President

Daniel H. Frascarelli
Vice President

Michael S. Goldstein
Vice President

Gerard S.E. Heffernan, Jr.
Vice President

Jerald Lanzotti
Vice President

Gregory M. Macosko
Vice President

Christopher J. Towle
Vice President

Lawrence H. Kaplan
Vice President and
Assistant Secretary

A. Edward Oberhaus, III
Vice President

Tracie E. Richter
Vice President

Christina T. Simmons
Vice President and
Assistant Secretary

Francie W. Tai
Treasurer

Lydia Guzman
Assistant Secretary

Robert M. Hickey
Assistant Secretary

--------------------------------------------------------------------------------
Investment Managers
and Underwriters-- Lord, Abbett & Co. and
Lord Abbett Distributor LLC
90 Hudson Street
Jersey City, NJ 07302-3973

Custodian --
The Bank of New York
1 Wall Street
New York, NY 10286

Transfer Agent -- UMB, N.A.
Kansas City, MO 64106

Shareholder Servicing Agent--
DST Systems, Inc.
P.O. Box 1100
Kansas City, MO 64141

Independent Auditors--
Deloitte & Touche LLP
New York, NY 10281
Counsel--
Wilmer, Cutler and Pickering
Washington, DC 20037


Copyright(C)2001 by Lord Abbett Securities Trust Fund, Inc., 90 Hudson Street, Jersey City, NJ07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the United States of America.

[PHOTO OMITTED]


Dear Fellow Shareholder:

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance.

         While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to client partnership. Our independence as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize teamwork among our managers to develop investment solutions for our clients. We offer opportunity within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest integrity in all we propose and do.

         We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,

/s/ Robert S. Dow
Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds

GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                 Income Funds                   Tax-Free          Money
                          Income Funds                                            Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------

All Value Fund             Affiliated Fund          Bond-Debenture Fund           o California       U.S. Government
                                                                                  o Connecticut      Money Market Fund(2)(3)
Alpha Fund                 Balanced Fund            Core Fixed Income Fund        o Florida
                                                                                  o Georgia
Global Equity Fund         Large-Cap                High Yield Fund               o Hawaii
                           Research Fund                                          o Michigan
Growth                                              Global Income Fund            o Minnesota
Opportunities Fund                                                                o Missouri
                                                    U.S. Government Fund(2)       o National
International Fund                                                                o New Jersey
                                                    Limited Duration              o New York
Large-Cap Growth Fund                               U.S. Government Fund(2)       o Pennsylvania
                                                                                  o Texas
Mid-Cap Value Fund                                  Total Return Fund             o  Washington

Small-Cap Blend Fund                                World Bond-
                                                    Debenture Fund
Developing
Growth Fund(1)

Small-Cap Value Fund(1)




For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-CapValue Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.


LORD ABBETT [LOGO]                                 PRSRT STD
                                                  U.S. POSTAGE
                                                     PAID
                                                  NEW YORK, NY
                                                 PERMIT NO. 2405




Lord Abbett Mutual Fund shares are distributed by:
           Lord Abbett Distributor LLC                                 LST-3-401
90 Hudson Street o Jersey City, New Jersey 07302-3973                     (6/01)